Other Income and Expense Items - Schedule of Other Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Losses [Abstract]
Fair value adjustment on financing agreements		$ (489,787)
Net foreign exchange gains/(losses)	(655,393)	138,141	94,964
Loss on sale of available-for-sale assets	(212,769)		(1,687,791)
Total	$ (868,162)	$ (351,646)	$ (1,226,108)